UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Common Stock - 45.5%
Communications - 1.7%
15,000	Overstock.com, Inc. (a)	$363,300
519,507	UTStarcom Holdings Corp. (a)	1,376,693
		1,739,993
Consumer Discretionary - 15.9%
37,904	Sears Canada, Inc. (a)	349,096
348,167	Sears Holdings Corp. (a)	14,407,151
197,013	Sears Hometown and Outlet Stores, Inc. (a)	1,520,940
		16,277,187
Consumer Staples - 1.8%
46,501	Ascent Capital Group, Inc., Class A (a)	1,851,205
Financials - 3.3%
157,480	Asta Funding, Inc. (a)	1,313,383
225,000	MBIA, Inc. (a)	2,092,500
		3,405,883
Industrials - 4.6%
95,000	Chicago Bridge & Iron Co. NV	4,679,700
Materials - 18.2%
1,081,940	Resolute Forest Products (a)	18,663,465
Total Common Stock (Cost $39,408,427)	46,617,433
Warrants - 13.7%
		Exer. Price	Exp. Price
377,430	Bank of America Corp. (a)	$13.20	01/19	2,215,514
350,000	General Motors Co. (a)	18.33	7/19	6,877,500
150,000	JPMorgan Chase & Co. (a)	42.38	10/18	3,301,500
77,400	Wells Fargo & Co. (a)	34.01	10/18	1,585,926
Total Warrants (Cost $7,917,546)	13,980,440

Investments - 59.2% (Cost $47,325,973)*	$60,597,873
Other Assets & Liabilities, Net – 40.8%	41,763,754
Net Assets – 100.0%	$102,361,627

(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,858,155
Gross Unrealized Depreciation	(3,586,255)
Net Unrealized Appreciation	$13,271,900

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$60,597,873
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$60,597,873

The Level 1 value displayed in this table is Common Stock and Warrants. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Shares	Security Description	Value

Equity Securities - 5.2%
Common Stock - 5.2%
Materials - 5.2%
5,369	Centrus Energy Corp., Class A (a)	$27,436
47,613	Resolute Forest Products, Inc. (a)	821,324
		848,760

Total Common Stock (Cost $251,821)	848,760

Preferred Stock - 1.4%
Financials - 1.4%
		Rate
13,305	Sears Roebuck Acceptance Corp.	7.00%	181,465
3,400	Sears Roebuck Acceptance Corp.	7.40	45,173
Total Preferred Stock (Cost $207,683)			226,638
Total Equity Securities (Cost $459,504)	1,075,398

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 64.2%
Corporate Convertible Bonds - 34.2%
Communications - 17.3%

$3,000,000	Rainmaker Entertainment, Inc.	8.00%	03/31/16	2,842,367

Consumer Staples - 13.9%
3,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	2,278,125
Financials - 2.1%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	353,813
Materials - 0.9%
283,000	Fortress Paper, Ltd.	6.50	12/31/16	149,091

Total Corporate Convertible Bonds (Cost $5,862,267)	5,623,396

Corporate Non-Convertible Bonds - 23.7%
Communications - 0.1%
49,169	Dex Media, Inc. (b)	12.00	01/29/17	18,930

Principal	Security Description	Rate	Maturity	Value

Consumer Staples - 14.2%
$1,000,000	Avangardco Investments Public, Ltd.	10.00%	10/29/15	$395,000
1,000,000	Mriya Agro Holding PLC (c)(d)	9.45	04/19/18	125,000
4,700,000	Ukrlandfarm-ing PLC (c)	10.88	03/26/18	1,809,500
				2,329,500
Energy - 3.4%
1,000,000	EXCO Resources, Inc.	8.50	04/15/22	566,250

Financials - 0.8%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	133,825
Materials - 3.8%
1,150,943	Centrus Energy Corp.	8.00	09/30/19	489,151
135,179	Emerald Plantation Holdings, Ltd. (b)	6.00	01/30/20	125,378
225,000	Sino-Forest Corp. (d)	6.25	10/21/17	844
400,000	Sino-Forest Corp. (d)	6.25	10/21/17	1,500
				616,873
Total Corporate Non-Convertible Bonds (Cost $7,382,442)				3,665,378
Syndicated Loans - 6.3%
229,600	Dex Media West, LLC (e)	8.00	12/31/16	190,109
1,223,103	RH Donnelley, Inc. (e)	9.75	12/31/16	846,999

Total Syndicated Loans (Cost $1,408,254)	1,037,108
Total Fixed Income Securities (Cost $14,652,963)	10,325,882

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2015

Value

Total Investments - 69.4% (Cost $15,112,467)*	$11,401,280

Other Assets & Liabilities, Net – 30.6%	5,026,800
Net Assets – 100.0%	$16,428,080

LLC	Limited Liability Company
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Payment in-kind bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,934,500 or 11.8% of net assets.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Variable rate security. Rate presented is as of March 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$872,594
Gross Unrealized Depreciation	(4,583,781)
Net Unrealized Depreciation	$(3,711,187)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock	$848,760	$-	$-	$848,760
Preferred Stock	-	226,638	-	226,638
Corporate Convertible Bonds	-	5,623,396	-	5,623,396
Corporate Non-Convertible Bonds	-	3,665,378	-	3,889,674
Syndicated Loans	-	1,037,108	-	1,037,108
Total Investments At Value	$848,760	$10,552,520	$-	$11,401,280

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	May 8, 2015

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	May 8, 2015